Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Financial risk management and impairment of financial assets
Amount included in cash at bank for short term commitment			£ 10,388
Restricted cash	£ 8,235		7,420
Balances with banks			212,660		£ 839
USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 47,999		$ 145,098
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	£ 9,248		672		2,799
Allowance account for credit losses of financial assets			£ 0		£ 0